Document and Entity Information	18 Months Ended
Jun. 30, 2013
Document Type	S-1
Amendment Flag	true
Amendment Description	Amendment No.1
Document Period End Date	Jun 30, 2013
Trading Symbol	igxt
Entity Registrant Name	IntelGenx Technologies Corp.
Entity Central Index Key	0001098880
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current
Cash and cash equivalents	$ 2,284	$ 2,059	$ 3,505
Accounts receivable	360	1,282	263
Prepaid expenses	94	102	68
Loan receivable		0	85
Investment tax credits receivable	268	213	375
Total Current Assets	3,006	3,656	4,296
Leasehold Improvements and Equipment, net	507	387	149
Intangible Assets	97	116	125
Total Assets	3,610	4,159	4,570
Current
Accounts payable and accrued liabilities	336	1,058	666
Deferred license revenue	308	308	0
Total Current Liabilities	644	1,366	666
Deferred License Revenue, non-current portion	461	615	0
Total Liabilities	1,105	1,981	666
Commitments		0	0
Shareholders' Equity
Capital Stock	1	0	0
Additional Paid-in-Capital	17,171	16,342	15,918
Accumulated Deficit	(14,859)	(14,463)	(12,213)
Accumulated Other Comprehensive Income	192	299	199
Total Shareholders' Equity	2,505	2,178	3,904
Total Liabilities and Shareholders' Equity	$ 3,610	$ 4,159	$ 4,570

Consolidated Statement of Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues
Royalties	$ 14	$ 0	$ 91	$ 0
License and other revenue	533	20	613	120
Revenue					1,198	433
Other Income	0	0	0	0	10	7
Total Revenues	547	20	704	120	1,208	440
Expenses
Research and development expense	48	310	215	551	1,935	1,524
Research and development tax credits					(212)	(188)
Selling, general and administrative expense	394	332	850	771
Management salaries					716	586
General and administrative					347	333
Professional fees					582	594
Depreciation					46	37
Amortization of tangible assets	7	9	17	17
Amortization of intangible assets	9	0	19	0
Foreign exchange loss					41	3
Interest and financing fees					3	3
Total Costs and Expenses	458	651	1,101	1,339	3,458	2,892
Profit (Loss) from Operations	89	(631)	(397)	(1,219)
Other Income
Interest and other income	1	1	1	5
Total Other Income	1	1	1	5
Loss Before Income Taxes					(2,250)	(2,452)
Income taxes					0	0
Net Profit (Loss)	90	(630)	(396)	(1,214)	(2,250)	(2,452)
Other Comprehensive Income (Loss)
Foreign currency translation adjustment	(71)	(73)	(107)	19	100	49
Comprehensive Profit (Loss)	$ 19	$ (703)	$ (503)	$ (1,195)	$ (2,150)	$ (2,403)
Basic and Diluted Weighted Average Number of Shares Outstanding	51,166,323	49,622,028	51,133,173	49,473,279	49,637,908	43,736,003
Basic and Diluted Profit (Loss) Per Common Share	$ 0	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.04)	$ (0.05)

Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Funds Provided (Used) - Operating Activities
Net profit (loss)	$ 90	$ (630)	$ (396)	$ (1,214)	$ (2,250)	$ (2,452)
Amortization	16	9	36	17	46	37
Stock-based compensation	30	14	48	29	59	51
Accounts receivable write-off					0	53
Total Adjustments	136	(607)	(312)	(1,168)	(2,145)	(2,311)
Changes in assets and liabilities
Accounts receivable	(190)	(145)	922	(127)	(1,019)	(38)
Prepaid and other assets	(5)	0	8	(15)	(34)	(21)
Other receivables	(25)	(20)	(55)	229	247	(263)
Accounts payable and other accrued liabilities	(163)	(115)	(724)	(383)	390	317
Deferred revenue	(76)	0	(153)	1,000	923	0
Net change in assets and liabilities	(459)	(280)	(2)	704	507	(5)
Net cash provided (used) by operating activities	(323)	(887)	(314)	(464)	(1,638)	(2,316)
Financing Activities
Issuance of common stock and warrants					0	3,231
Proceeds from exercise of warrants and stock options	587	1	782	234	365	1,918
Transaction costs					0	(369)
Net cash provided by financing activities	587	1	782	234	365	4,780
Investing Activities
Additions to property and equipment	(92)	(53)	(161)	(242)	(270)	(34)
Additions to intangible assets					0	(125)
Net cash used in investing activities	(92)	(53)	(161)	(242)	(270)	(159)
Increase (Decrease) in Cash and Cash Equivalents	172	(939)	307	(472)	(1,543)	2,305
Effect of Foreign Exchange on Cash and Cash Equivalents	(56)	(65)	(82)	22	97	56
Cash and Cash Equivalents
Beginning of Period	2,168	4,059	2,059	3,505	3,505	1,144
End of Period	$ 2,284	$ 3,055	$ 2,284	$ 3,055	$ 2,059	$ 3,505

Consolidated Statement of Shareholders Equity (USD $) In Thousands, except Share data	Capital Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Total
Beginning Balance at Dec. 31, 2010	$ 0	$ 11,087	$ (9,761)	$ 150	$ 1,476
Beginning Balance (Shares) at Dec. 31, 2010	39,581,271
Foreign currency translation adjustment				49	49
Issue of common stock, net of transaction costs of $390		2,024			2,024
Issue of common stock, net of transaction costs of $390 (Shares)	4,821,342
Warrants issued, net of transaction costs of $132		685			685
Agents' Warrants		153			153
Warrants exercised		1,458			1,458
Warrants exercised (Shares)	3,418,009
Agents warrants exercised		142			142
Agents warrants exercised (Shares)	299,406
Options exercised		318			318
Options exercised (Shares)	775,000
Stock-based compensation		51			51
Net loss for the period			(2,452)		(2,452)
Ending Balance at Dec. 31, 2011	0	15,918	(12,213)	199	3,904
Ending Balance (Shares) at Dec. 31, 2011	48,895,028
Foreign currency translation adjustment				100	100
Warrants exercised		233			233
Warrants exercised (Shares)	726,080
Agents warrants exercised		104			104
Agents warrants exercised (Shares)	219,313
Options exercised		28			28
Options exercised (Shares)	50,000
Stock-based compensation		59			59
Net loss for the period			(2,250)		(2,250)
Ending Balance at Dec. 31, 2012	0	16,342	(14,463)	299	2,178
Ending Balance (Shares) at Dec. 31, 2012	49,890,421
Foreign currency translation adjustment				(107)	(107)
Warrants exercised	1	750			751
Warrants exercised (Shares)	1,584,000
Options exercised		31			31
Options exercised (Shares)	75,000
Stock-based compensation		48			48
Net loss for the period			(396)		(396)
Ending Balance at Jun. 30, 2013	$ 1	$ 17,171	$ (14,859)	$ 192	$ 2,505
Ending Balance (Shares) at Jun. 30, 2013	51,549,421

Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Basis of Presentation [Text Block]
1.	Basis of Presentation

The accompanying unaudited consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete consolidated financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included. All such adjustments are of a normal and recurring nature.

These financial statements should be read in conjunction with the audited consolidated financial statements at December 31, 2012. Operating results for the three and six months ended June 30, 2013 are not necessarily indicative of the results that may be expected for the year ending December 31, 2013. The Company prepares its financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). This basis of accounting involves the application of accrual accounting and consequently, revenues and gains are recognized when earned, and expenses and losses are recognized when incurred.

The consolidated financial statements include the accounts of the Company and its subsidiary companies. On consolidation, all inter-entity transactions and balances have been eliminated.

The financial statements are expressed in U.S. funds.

Management has performed an evaluation of the Company’s activities through the date and time these financial statements were issued and concluded that there are no additional significant events requiring recognition or disclosure.

1.	Basis of Presentation

IntelGenx Technologies Corp. (“IntelGenx” or the “Company”) prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“USA”). This basis of accounting involves the application of accrual accounting and consequently, revenues and gains are recognized when earned, and expenses and losses are recognized when incurred.

The consolidated financial statements include the accounts of the Company and its subsidiary companies. On consolidation, all inter-entity transactions and balances have been eliminated.

The financial statements are expressed in U.S. funds.

Nature of Business	12 Months Ended
Dec. 31, 2012
Nature of Business [Text Block]
2.	Nature of Business

The Company specializes in the development of pharmaceutical products in co-operation with various pharmaceutical companies.

Technologies

The Company has developed three proprietary delivery platforms; including an immediate release oral film “ VersaFilm™ ”, a mucoadhesive tablet “ AdVersa™ ” and a multilayer controlled release tablet “ VersaTab™ ”.

The three technology platforms have been designed to address the challenges commonly encountered in oral drug delivery, such as first-pass metabolism, gastrointestinal (“GI”) side effects, or incomplete absorption of the drug in the GI tract. IntelGenx’ technologies are broadly applicable and have the ability to improve the performance of a wide variety of existing pharmaceutical compounds.

Product Pipeline

IntelGenx’ product pipeline currently consists of 9 products in various stages of development, including products for the treatment of hypertension, erectile dysfunction, benign prostatic hyperplasia, migraine, insomnia, idiopathic pulmonary fibrosis, allergies and pain management. Of the products currently under development, 6 utilize the VersaFilm™ technology, 2 utilize the VersaTab™ technology, and one utilizes the AdVersa™ technology.

Approved and Commercialized Products

The Company’s first FDA-approved product, Forfivo XL®, was launched in the USA in October 2012 under a licensing partnership with Edgemont Pharmaceuticals LLP. Forfivo XL® is indicated for the treatment of Major Depressive Disorder (MDD) and is the only extended-release bupropion HCl product to provide a once-daily, 450mg dose in a single tablet. The active ingredient in Forfivo XL is bupropion, the same active ingredient used in Wellbutrin XL®.

Sales of the Company’s first commercialized product, a pre-natal multivitamin supplement, marketed in the USA as Gesticare®, were discontinued in the third quarter of 2011. The Company received final royalties from the sale of the product in the fourth quarter of 2011 from Azur Pharma, now part of Jazz Pharmaceuticals plc.

Adoption of New Accounting Standards	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Adoption of New Accounting Standards [Text Block]
2.	Adoption of New Accounting Standards

Revenue Recognition and Disclosures

In December 2011, the FASB issued Update No. 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities”. The objective of this Update is to provide enhanced disclosures that will enable users of financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position. This includes the effect or potential effect of rights of setoff associated with an entity’s recognized assets and recognized liabilities within the scope of this Update. The amendments require enhanced disclosures by requiring improved information about derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with specific criteria or subject to a master netting arrangement or similar agreement. In January 2013, the FASB also issued Update No. 2013-01, which clarifies that ordinary trade receivables and receivables are not in the scope of ASU 2011-11. ASU 2011-11and ASU 2013-01are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Retrospective disclosure is required for all comparative periods presented. The adoption of this Statement did not have a material effect on the Company’s financial position or results of operations.

In February 2013, the FASB has issued Update No. 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”. This Update has been issued to improve the transparency of reporting these reclassifications. The amendments in this Update supersede and replace the presentation requirements for reclassifications out of accumulated other comprehensive income in ASUs 2011-05 and 2011-12 for all public and private organizations. The amendments would require an entity to provide additional information about reclassifications out of accumulated other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual), effective for reporting periods beginning after December 15, 2012. The adoption of this Statement did not have a material effect on the Company’s financial position or results of operations.

3.	Adoption of New Accounting Standards

In May 2011, the FASB issued Update No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. The amendments in this Update result in common fair value measurement and disclosure requirements in U.S. GAAP and IFRSs. Consequently, the amendments change the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. For many of the requirements, FASB does not intend for the amendments in this Update to result in a change in the application of the requirements in Topic 820. Some of the amendments clarify FASB’s intent about the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. For public entities, ASU 2011-4 is effective during interim and annual periods beginning after December 15, 2011. The adoption of this Statement did not have a material effect on the Company’s financial position or results of operations.

In June 2011, the FASB issued Update No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”. Under the amendments, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This Update eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this Update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 should be applied retrospectively. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted. In December 2011 however, the FASB issued Update No. 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05”. The amendments in this Update supersede changes to those paragraphs in Update 2011-05 that pertain to how, when, and where reclassification adjustments are presented. The adoption of this Statement did not have a material effect on the Company’s financial position or results of operations.

Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Significant Accounting Policies [Text Block]
3.	Significant Accounting Policies

Recently Issued Accounting Pronouncements

In December 2011, the FASB issued Update No. 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05”. The amendments in this Update supersede changes to those paragraphs in Update 2011-05 that pertain to how, when, and where reclassification adjustments are presented. The adoption of this amendment is not expected to have a material effect on the Company’s financial position or results of operations, but may affect the presentation of Other Comprehensive Income in the Company’s financial statements.

In February 2013, the FASB issued Update No. 2013-04, “Liabilities (Topic 405)—Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date”. The amendments in this Update provide guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this Update is fixed at the reporting date, except for obligations addressed within existing guidance in U.S. GAAP. The guidance requires an entity to measure those obligations as the sum of the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance in this Update also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. For public entities, the amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013. The amendments shall be applied retrospectively to all prior periods presented for those obligations that exist at the beginning of the fiscal year of adoption. Early adoption is permitted. The Company is currently evaluating the impact of this Statement on its consolidated financial statements.

In March 2013, the FASB issued Update No. 2013-05, “Foreign Currency Matters (Topic 830)—Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity”. The amendments in this Update resolve the diversity in practice about whether Subtopic 810-10, Consolidation—Overall, or Subtopic 830-30, Foreign Currency Matters—Translation of Financial Statements, applies to the release of the cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets that is a nonprofit activity or a business (other than a sale of in substance real estate or conveyance of oil and gas mineral rights) within a foreign entity. In addition, the amendments in this Update resolve the diversity in practice for the treatment of business combinations achieved in stages (sometimes also referred to as step acquisitions) involving a foreign entity. For public entities, the amendments in this ASU are effective prospectively for fiscal years, and interim reporting periods within those years, beginning after December 15, 2013. Early adoption is permitted. The Company is currently evaluating the impact of this Statement on its consolidated financial statements.

In April 2013, the FASB issued Update No. 2013-07, “Presentation of Financial Statements – Liquidation Basis of Accounting”. The objective of this Update is to clarify when an entity should apply the liquidation basis of accounting and to provide principles for the measurement of assets and liabilities under the liquidation basis of accounting, as well as any required disclosures. These amendments are effective for entities that determine liquidation is imminent during annual reporting periods beginning after December 15, 2013, and interim reporting periods therein. Entities should apply the requirements prospectively from the day that liquidation becomes imminent. Early adoption is permitted. The adoption of this amendment is not expected to have a material effect on the Company’s financial position or results of operations.

4.	Summary of Significant Accounting Policies

Revenue Recognition

The Company recognizes revenue from research and development contracts as the contracted services are performed or when milestones are achieved, in accordance with the terms of the specific agreements and when collection of the payment is reasonably assured. In addition, the performance criteria for the achievement of milestones are met if substantive effort was required to achieve the milestone and the amount of the milestone payment appears reasonably commensurate with the effort expended. Amounts received in advance of the recognition criteria being met, if any, are included in deferred income.

IntelGenx has license agreements that specify that certain royalties are earned by the Company on sales of licensed products in the licensed territories. Licensees usually report sales and royalty information in the 45 days after the end of the quarter in which the activity takes place and typically do not provide forward estimates or current-quarter information. Because the Company is not able to reasonably estimate the amount of royalties earned during the period in which these licensees actually ship products, royalty revenue is not recognized until the royalties are reported to the Company and the collection of these royalties is reasonably assured.

In August 2010 the Company entered into a joint development and commercialization agreement with RedHill Biopharma (“RedHill”), an Israeli company, for an anti-migraine product based upon the Company’s VersaFilm™ technology. In accordance with the terms of the agreement, RedHill made up-front and milestone payments in the aggregate amount of $600 thousand, of which $100 thousand was received by the Company in 2012 upon production of pivotal batches. RedHill is required to make additional milestone payments of up to $700,000 as follows:

$200 thousand upon the filing of an NDA and acceptance of the filing by the U.S. Food and Drug Administration; and

$500 thousand upon receipt of U.S. Food and Drug Administration marketing approval for the product.

Product Sales:

The Company launched Forfivo XL™ in the USA in October 2012 under a licensing partnership with Edgemont Pharmaceuticals LLP (“Edgemont”). Under the terms of the agreement with Edgemont, the commercial launch of Forfivo XL™ triggered launch-related milestone payments for IntelGenx of up to $4.0 million, of which $1 million was invoiced by the Company to Edgemont and recognized as revenue in the fourth quarter of 2012 and the cash received in February 2013. Additional milestones of up to a further $23.5 million are payable upon achieving certain sales and exclusivity targets and the Company expects to commence receiving royalties from sales of the product in the first quarter of 2013.

Upon entering into the licensing agreement, Edgemont paid the Company an upfront fee of $1 million, which the Company recognized as deferred license revenue. The deferred license revenue will be amortized in income over the period where sales of Forfivo XL™ are expected to be exclusive. As a result of this policy, the Company has a deferred revenue balance of $923 thousand at December 31, 2012 that has not been recognized as revenue.

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The financial statements include estimates based on currently available information and management's judgment as to the outcome of future conditions and circumstances. Significant estimates in these financial statements include the useful lives and impairment of long-lived assets, stock-based compensation costs, the investment tax credits receivable, the determination of the fair value of warrants issued as part of fundraising activities, and the resulting impact on the allocation of the proceeds between the common shares and the warrants.

Changes in the status of certain facts or circumstances could result in material changes to the estimates used in the preparation of the financial statements and actual results could differ from the estimates and assumptions.

Financial Instruments

The Company estimates the fair value of its financial instruments based on current interest rates, market value and pricing of financial instruments with comparable terms. Unless otherwise indicated, the carrying value of these financial instruments approximates their fair value.

Cash and Cash Equivalents

Cash and cash equivalents is comprised of cash on hand and term deposits with original maturity dates of less than three months that are stated at cost, which approximates fair value.

Accounts Receivable

The Company accounts for trade receivables at original invoice amount less an estimate made for doubtful receivables based on a review of all outstanding amounts on a quarterly basis. Management determines the allowance for doubtful accounts by regularly evaluating individual customer receivables and considering a customer's financial condition, credit history and current economic conditions. The Company writes off trade receivables when they are deemed uncollectible. In the first quarter of 2011, the Company wrote-off a receivable in the amount of $53 thousand that was owed to the Company by Circ Pharma Limited, Ireland, which was deemed to be no longer collectible. The Company records recoveries of trade receivables previously written-off when they receive them. Management has determined that no allowance for doubtful accounts is necessary in order to adequately cover exposure to loss in its December 31, 2012 accounts receivable (2011 - $Nil). The accounts receivable balance of $1,282 thousand as at December 31, 2012 includes $1 million from Edgemont that was received by IntelGenx in February 2013.

Investment Tax Credits

Investment tax credits relating to qualifying expenditures are recognized in the accounts at the time at which the related expenditures are incurred and there is reasonable assurance of their realization. Management has made estimates and assumptions in determining the expenditures eligible for investment tax credits claimed.

Leasehold Improvements and Equipment

Leasehold Improvements and equipment are recorded at cost. Provisions for depreciation are based on their estimated useful lives using the methods as follows:

On the declining balance method -

Laboratory and office equipment	20%
Computer equipment	30%

On the straight-line method -

Leasehold improvements	over the lease term
Manufacturing equipment	5 – 10 years

Upon retirement or disposal, the cost of the asset disposed of and the related accumulated depreciation are removed from the accounts and any gain or loss is reflected in income. Expenditures for repair and maintenance are expensed as incurred.

Intangible Assets

Payments made to third parties subsequent to regulatory approval are capitalized and amortized over the remaining useful life of the related product. Amounts capitalized for such payments are included in other intangibles, net of accumulated amortization.

Impairment of Long-lived Assets

Long-lived assets held and used by the Company are reviewed for possible impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the estimated undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value thereof.

Foreign Currency Translation

The Company's reporting currency is the U.S. dollar. The Canadian dollar is the functional currency of the Company's Canadian operations, which is translated to the United States dollar using the current rate method. Under this method, accounts are translated as follows:

Assets and liabilities - at exchange rates in effect at the balance sheet date;

Revenue and expenses - at average exchange rates prevailing during the year;

Equity - at historical rates.

Gains and losses arising from foreign currency translation are included in other comprehensive income.

Income Taxes

The Company accounts for income taxes in accordance with FASB ASC 740 "Income Taxes". Deferred taxes are provided on the liability method whereby deferred tax assets are recognized for deductible temporary differences, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Unrecognized Tax Benefits

The Company accounts for unrecognized tax benefits in accordance with FASB ASC 740 “Income Taxes”. ASC 740 prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements and provides guidance on de-recognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition issues. ASC 740 contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained upon ultimate settlement with a taxing authority, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement.

Additionally, ASC 740 requires the Company to accrue interest and related penalties, if applicable, on all tax positions for which reserves have been established consistent with jurisdictional tax laws. The Company elected to classify interest and penalties related to the unrecognized tax benefits in the income tax provision.

Share-Based Payments

The Company accounts for share-based payments to employees in accordance with the provisions of FASB ASC 718 "Compensation—Stock Compensation" and accordingly recognizes in its financial statements share-based payments at their fair value. In addition, the Company will recognize in the financial statements an expense based on the grant date fair value of stock options granted to employees. The expense will be recognized on a straight-line basis over the vesting period and the offsetting credit will be recorded in additional paid-in capital. Upon exercise of options, the consideration paid together with the amount previously recorded as additional paid-in capital will be recognized as capital stock. The Company estimates its forfeiture rate in order to determine its compensation expense arising from stock-based awards. The Company uses the Black-Scholes option pricing model to determine the fair value of the options.

The Company measures compensation expense for its non-employee stock-based compensation under ASC 505-50, “Accounting for Equity Instruments that are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling, Goods or Services". The fair value of the option issued is used to measure the transaction, as this is more reliable than the fair value of the services received. The fair value is measured at the value of the Company’s common stock on the date that the commitment for performance by the counterparty has been reached or the counterparty’s performance is complete. The fair value of the equity instrument is charged directly to compensation expense and additional paid-in capital. For common stock issuances to non-employees that are fully vested and are for future periods, the Company classifies these issuances as prepaid expenses and expenses the prepaid expenses over the service period. At no time has the Company issued common stock for a period that exceeds one year.

Loss Per Share

Basic loss per share is calculated based on the weighted average number of shares outstanding during the year. Any antidilutive instruments are excluded from the calculation of diluted loss per share.
Fair Value Measurements

ASC 820 applies to all assets and liabilities that are being measured and reported on a fair value basis. ASC 820 requires new disclosure that establishes a framework for measuring fair value in US GAAP, and expands disclosure about fair value measurements. This statement enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1:	Quoted market prices in active markets for identical assets or liabilities.
Level 2:	Observable market based inputs or unobservable inputs that are corroborated by market data.
Level 3:	Unobservable inputs that are not corroborated by market data.

In determining the appropriate levels, the Company performs a detailed analysis of the assets and liabilities that are subject to ASC 820. At each reporting period, all assets and liabilities for which the fair value measurement is based on significant unobservable inputs are classified as Level 3. There are no assets or liabilities measured at fair value as at December 31, 2012.

Fair Value of Financial Instruments

The fair value represents management’s best estimates based on a range of methodologies and assumptions. The carrying value of receivables and payables arising in the ordinary course of business and the investment tax credits receivable approximate fair value because of the relatively short period of time between their origination and expected realization.

Recent Accounting Pronouncements

In December 2011, the FASB issued Update No. 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities”. The objective of this Update is to provide enhanced disclosures that will enable users of its financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position. This includes the effect or potential effect of rights of setoff associated with an entity’s recognized assets and recognized liabilities within the scope of this Update. The amendments require enhanced disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45. ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Retrospective disclosure is required for all comparative periods presented. The Company is currently evaluating the impact of this Statement on its consolidated financial statements.

In December 2011, the FASB issued Update No. 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05”. The amendments in this Update supersede changes to those paragraphs in Update 2011 - 05 that pertain to how, when, and where reclassification adjustments are presented. The adoption of this amendment is not expected to have a material effect on the Company’s financial position or results of operations, but will affect the presentation of Other Comprehensive Income in the Company’s financial statements.

Leasehold Improvements and Equipment	12 Months Ended
Dec. 31, 2012
Leasehold Improvements and Equipment [Text Block]
5.	Leasehold Improvements and Equipment

			2012	2011
In US$ thousands		Accumulated	Net Carrying	Net Carrying
	Cost	Depreciation	Amount	Amount

Manufacturing equipment	$225	$0	$225	$0
Laboratory and office equipment	418	265	153	138
Computer equipment	43	34	9	11
Leasehold improvements	63	63	0	0

	$749	$362	$387	$149

As of December 31, 2012 no depreciation has been recorded on manufacturing equipment as the equipment is not yet being utilized.

Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Intangible Assets [Text Block]
4.	Intangible Assets

As of June 30, 2013 NDA acquisition costs of $97 thousand (December 31, 2012 - $116 thousand) were recorded as intangible assets on the Company’s balance sheet and represent the net book value of the final progress payment related to the acquisition of 100% ownership of Forfivo XL™. The asset will be amortized over its estimated useful life of 39 months. The Company commenced amortization upon commercial launch of the product in October 2012.

6.	Intangible Assets

As of December 31, 2012 NDA acquisition costs of $116 thousand (December 31, 2011 - $125 thousand) were recorded as intangible assets on the Company’s balance sheet and represent the net book value of the final progress payment related to the acquisition of 100% ownership of Forfivo XL™. The asset will be amortized over its estimated useful life of 39 months and the Company commenced amortization upon commercial launch of the product in October 2012.

Deferred License Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Deferred License Revenue [Text Block]
5.	Deferred License Revenue

Deferred license revenue represents upfront payments received for the granting of licenses to the Company’s patents, intellectual property, and proprietary technology, for commercialization. Deferred license revenue is recognized in income over the period where sales of the licensed products will occur.

Upon entering into the licensing agreement with Edgemont Pharmaceuticals the Company received an upfront fee of $1 million, which the Company recognized as deferred license revenue. The deferred license revenue will be amortized in income over a period of 39 months, which is the minimum period where sales of Forfivo XL™ are expected to be exclusive. As a result of this policy, the Company has a deferred revenue balance of $769 thousand at June 30, 2013 that has not been recognized as revenue.

7.	Deferred License Revenue

Deferred license revenue represents upfront payments received for the granting of licenses to the Company’s patents, intellectual property, and proprietary technology, for commercialization. Deferred license revenue is recognized in income over the period where sales of the licensed products will occur.

Upon entering into the licensing agreement with Edgemont Pharmaceuticals the Company received an upfront fee of $1 million, which the Company recognized as deferred license revenue. The deferred license revenue will be amortized in income over a period of 39 months, which is the minimum period where sales of Forfivo XL™ are expected to be exclusive. As a result of this policy, the Company has a deferred revenue balance of $923 thousand at December 31, 2012 that has not been recognized as revenue.

Commitments	12 Months Ended
Dec. 31, 2012
Commitments [Text Block]
8.	Commitments

The Company currently operates out of a 3,500 square feet leasehold facility consisting of laboratories and office space at 6425 Abrams, Saint-Laurent, Quebec. The original lease agreement expired in August 2009, since when it has been extended for varying periods whilst the Company sought alternative premises. The most recent extension is defined as the day immediately preceding the fulfillment of certain conditions relating to the occupation of new leased premises at 6410-6420 Abrams. In the first half of 2013, the Company plans to enter into an addendum to its existing lease to include the relocation of the Company’s operations to larger premises consisting of approximately 28,600 of rentable square feet. The term of the amended lease is 10 years following relocation, which is expected to commence in the autumn of 2013 upon completion of certain leasehold improvements.

As of December 31, 2012 future minimum payments under operating leases for facilities were as follows (in thousands):

2013	15
2014	0
Total	$15

On October 1, 2009, the Company signed new agreements with each of Little Gem Life Science Partners and SectorSpeak Inc. for investor relation services in the USA and in Canada, respectively. Under the terms of these agreements, the Company was required to pay $4.5 thousand a month to Little Gem Life Science Partners and CDN$5.0 thousand (US$5.0 thousand) monthly to Sector Speak Inc. The Company renegotiated these agreements in May 2012 and reduced payments to $2.5 thousand and CDN$2.5 thousand (US$2.5 thousand) respectively. The agreements automatically renew unless specifically terminated.

On May 7, 2010, the Company executed a Project Transfer Agreement with one of its former development partners whereby the Company acquired full rights to, and ownership of, Forfivo XL™, a novel, high strength formulation of Bupropion hydrochloride, the active ingredient in Wellbutrin XL®. In accordance with the Project Transfer Agreement, and following commercial launch of Forfivo XL™ in October 2012, the Company is required to pay to its former development partner 10% of net sales royalties received under the commercialization agreement that was executed with Edgemont Pharmaceuticals in February 2012.

Capital Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Capital Stock [Text Block]
6.	Capital Stock

	June 30,	December 31,
	2013	2012
Authorized - 100,000,000 common shares of $0.00001 par value 20,000,000 preferred shares of $0.00001 par value
Issued - 51,549,421 (December 31, 2012 - 49,890,421) common shares	$515	$499

9.	Capital Stock

	2012	2011
Authorized -
100,000,000 common shares of $0.00001 par value
20,000,000 preferred shares of $0.00001 par value
Issued -
49,890,421 (December 31, 2011 - 48,895,028) common shares	$499	$489

On June 21, 2011, as part of two concurrent private placement offerings, the Company issued approximately 4.8 million shares of common stock, and three-year warrants to purchase up to approximately 2.4 million shares of common stock, for aggregate gross proceeds of approximately US$3.2 million. Each warrant entitles the holder to purchase one half of one common share at an exercise price of $0.74 per common share and expires 36 months after the date of issuance. Proceeds were allocated between the common shares and the warrants based on their relative fair value. The common shares were recorded at a value of $2,024 thousand. (See note 10 for the portion allocated to the warrants).

The private placements consisted of a definitive securities purchase agreement with certain accredited and institutional investors for the issuance and sale in a private placement transaction (the "US Private Offering") of 2,582,536 shares and warrants to purchase up to 1,291,268 shares of common stock, for aggregate gross proceeds of approximately $1.7 million, and a definitive subscription agreement solely with Canadian investors for the issuance and sale in a concurrent non-brokered private placement transaction (the "Canadian Private Offering") of 2,238,806 shares and warrants to purchase up to 1,119,403 shares of common stock, for aggregate gross proceeds of approximately $1.5 million.

The Company paid an agent cash commissions in the amount of approximately $121 thousand, representing 7% of the aggregate gross proceeds received by the Company in the US Private Offering, plus expenses in the amount of approximately $28 thousand, and issued warrants to the agent to purchase 180,778 shares of common stock, representing 7% of the amount of shares sold in the US Private Offering. The Company also paid cash finder's fees in the amount of approximately $105 thousand, representing 7% of the aggregate gross proceeds received by the Company in the Canadian Private Offering; and issued warrants to purchase 156,716 shares of common stock, representing 7% of the amount of shares sold in the Canadian Private Offering. Each warrant entitles the holder to purchase one half of one common share at an exercise price of $0.74 per common share and expires 36 months after the date of issuance.

In addition, the Company paid approximately $114 thousand in cash consideration for other transaction costs, which have been reflected as a reduction of the common shares and the warrants based on their relative fair values. All of the above transaction costs have been reflected as a reduction to the common shares and the warrants based on their relative fair values.

In the year ended December 31, 2012 a total of 50,000 (2011 – 775,000) stock options were exercised for 50,000 (2011 – 775,000) common shares having a par value of $0 thousand (2011 - $Nil) in aggregate, for cash consideration of $28 thousand ($318 thousand), resulting in an increase in additional paid-in capital of $28 thousand (2011 – $318 thousand).

During the year ended December 31, 2012 a total of 219,313 (2011 - 299,406) agents’ warrants were exercised for 219,313 (2011 - 299,406) common shares having a par value of $0 thousand in aggregate, for cash consideration of approximately $104 thousand (2011 - $142 thousand), resulting in an increase in additional paid- in capital of approximately $104 thousand (2011 - $142 thousand).

Also in the year ended December 31, 2012 a total of 1,205,668 warrants were exercised, of which 491,382 warrants were exercised for 491,382 common shares having a par value of $0 thousand in aggregate, for cash consideration of approximately $233 thousand, resulting in an increase in additional paid-in capital of approximately $233 thousand, and a total of 714,286 warrants were exercised for 234,698 common shares in cashless exercises, resulting in an increase in additional paid-in capital of $Nil.

In the year ended December 31, 2011 a total of 4,366,904 warrants were exercised, of which 2,902,618 warrants were exercised for 2,902,618 common shares having a par value of $0 thousand in aggregate, for cash consideration of approximately $1,458 thousand, resulting in an increase in additional paid-in capital of approximately $1,458 thousand, and a total of 1,464,286 warrants were exercised for 515,391 common shares in cashless exercises, resulting in an increase in additional paid-in capital of $Nil.

Additional Paid-In Capital	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Additional Paid-In Capital [Text Block]
7.	Additional Paid-In Capital

Stock options

On April 24, 2013 the Company granted 480,000 stock options to an officer to purchase common shares. The stock options are exercisable at $0.65 per share and vest on December 31, 2015. The stock options were accounted for at their fair value, as determined by the Black-Scholes valuation model, of approximately $157 thousand, using the following assumptions:

Expected volatility	78%
Expected life	3.83 years
Risk-free interest rate	0.34%
Dividend yield	nil

On April 24, 2013 the Company granted 200,000 stock options to an officer to purchase common shares. The stock options are exercisable at $0.65 per share and vest over 2 years at 25% every six months. The stock options were accounted for at their fair value, as determined by the Black-Scholes valuation model, of approximately $59 thousand, using the following assumptions:

Expected volatility	77%
Expected life	3.13 years
Risk-free interest rate	0.34%
Dividend yield	nil

During the six month period ended June 30, 2013 a total of 75,000 (2012 - nil) stock options were exercised for 75,000 (2012 - nil) common shares having a par value of $0 thousand in aggregate, for cash consideration of $31 thousand (2012 - $Nil), resulting in an increase in additional paid-in capital of $31 thousand (2012 - $Nil).

Compensation expenses for stock-based compensation of $48 thousand and $29 thousand were recorded during the six month period ended June 30, 2013 and 2012 respectively. Of the amount expensed in 2013, $37 thousand (2012 - $28 thousand) relates to stock options granted to employees and directors, and $11 thousand (2012 - $Nil) relates to options granted to independent third party consultants. In addition, $1 thousand was expensed in 2012 related to stock options granted to investor relations firms as compensation for investor relation services. As at June 30, 2013, the Company has $229 thousand (2012 - $65 thousand) of unrecognized stock-based compensation.

Warrants

During the six month period ended June 30, 2013 a total of 1,584,000 (2012 - 1,207,818) warrants were exercised for 1,584,000 (2012 - 728,230) common shares having a par value of $0 thousand in aggregate, for cash consideration of $751 thousand (2012 - $234 thousand), resulting in an increase in additional paid-in capital of $750 thousand (2012 - $234 thousand).

10.	Additional Paid-In Capital

Stock Options

In November 2006, the Company adopted the 2006 Stock Incentive Plan ("Plan") for the purpose of issuing both Incentive Options and Nonqualified Options to officers, employees, directors and eligible consultants of the Company. A total of 1,600,749 shares of common stock were reserved for issuance under this plan. Options may be granted under the Plan on terms and at prices as determined by the Board of Directors except that the options cannot be granted at less than 100%, of the fair market value of the common stock on the date of the grant. Each option will be exercisable after the period or periods specified in the option agreement, but no option may be exercised after the expiration of 10 years from the date of grant. All options granted to individuals other than non- employee directors will have a total vesting period of 24 months from the date of grant, with one quarter of the total options granted vesting and becoming exercisable every six months. Options granted to non-employees may vest and become 100% fully exercisable immediately upon grant.

At the Annual General Meeting on September 8, 2008 the shareholders of the Company approved to amend the 2006 Stock Option Plan to increase the number of shares available for issuance under the Plan from 1,600,749 to 2,074,000, or 10% of the Company’s issued and outstanding common shares as of July 28, 2008.

A modification was made to the 2006 Stock Option Plan. The life of the options was reduced from 10 years to 5 years to comply with the regulations of the Toronto Stock Exchange. Accordingly, because the grant-date fair value of the modified options was less than the fair value of the original options measured immediately before the modification, no incremental share-based compensation expense resulted from the modification.

At the Annual General Meeting on June 3, 2010, the Shareholders of the Company approved an amendment to the 2006 Stock Option Plan to increase the number of shares available for issuance under the Plan from 2,074,000 to 3,308,127, or 10% of the Company’s issued and outstanding shares as of April 5, 2010.

On May 12, 2011 the Company granted 50,000 stock options to an employee to purchase common shares. The stock options are exercisable at $0.52 per share and vest over 2 years at 25% every six months. The stock options were accounted for at their fair value, as determined by the Black-Scholes valuation model, of approximately $16 thousand, using the following assumptions:

Expected volatility	115%
Expected life	3.1 years
Risk-free interest rate	0.96%
Dividend yield	nil

On November 29, 2011 the Company granted 115,000 stock options to two non-employee directors, 40,000 stock options to a director, 50,000 stock options to two officers, and 35,000 stock options to two employees, to purchase common shares. The stock options are exercisable at $0.54 per share and vest over 2 years at 25% every six months. The stock options were accounted for at their fair value, as determined by the Black-Scholes valuation model, of approximately $74 thousand, using the following assumptions:

Expected volatility	101%
Expected life	3.1 years
Risk-free interest rate	0.40%
Dividend yield	nil

On June 13, 2012 the Company granted 40,000 stock options to two employees to purchase common shares. The stock options are exercisable at $0.51 per share and vest over 2 years at 25% every six months. The stock options were accounted for at their fair value, as determined by the Black-Scholes valuation model, of approximately $10 thousand, using the following assumptions:

Expected volatility	83%
Expected life	3.1 years
Risk-free interest rate	0.40%
Dividend yield	nil

On August 8, 2012 the Company granted 50,000 stock options to a consultant to purchase common shares. The stock options are exercisable at $0.55 per share and vest over 1 year at 25% every three months. The stock options were accounted for at their fair value, as determined by the Black-Scholes valuation model, of approximately $12 thousand, using the following assumptions:

Expected volatility	81%
Expected life	1.8 years
Risk-free interest rate	0.38%
Dividend yield	nil

On December 4, 2012 the Company granted 30,000 stock options to an employee who is also a director and 25,000 stock options to an officer to purchase common shares. The stock options are exercisable at $0.60 per share and vest over 2 years at 25% every six months. The stock options were accounted for at their fair value, as determined by the Black-Scholes valuation model, of approximately $15 thousand, using the following assumptions:

Expected volatility	78%
Expected life	3.1 years
Risk-free interest rate	0.34%
Dividend yield	nil

On December 12, 2012 the Company granted 50,000 stock options to a consultant to purchase common shares. The stock options are exercisable at $0.62 per share and vest over 1 year at 25% every three months. The stock options were accounted for at their fair value, as determined by the Black-Scholes valuation model, of approximately $10 thousand, using the following assumptions:

Expected volatility	70%
Expected life	1.8 years
Risk-free interest rate	0.25%
Dividend yield	nil

During the year ended December 31, 2012 a total of 50,000 (2011 – 775,000) stock options were exercised for 50,000 (2011 – 775,000) common shares having a par value of $0 thousand (2011 - $Nil) in aggregate, for cash consideration of $28 thousand ($318 thousand), resulting in an increase in additional paid-in capital of $28 thousand (2011 – $318 thousand). The intrinsic value of the stock options exercised, as at the date of exercise, totaled $4 thousand.

Information with respect to stock option activity for 2011 and 2012 is as follows:

		Weighted average
	Number of options	exercise price
		$

Outstanding – January 1, 2011	1,698,088	0.53

Granted	290,000	0.54
Forfeited	(150,000)	(0.76)
Expired	(65,000)	(0.59)
Exercised	(775,000)	(0.41)

Outstanding – December 31, 2011	998,088	0.59

Granted	195,000	0.57
Forfeited	(45,000)	(0.49)
Expired	(32,500)	(1.15)
Exercised	(50,000)	(0.55)

Outstanding – December 31, 2012	1,065,588	0.58

Details of stock options outstanding as at December 31, 2012 are as follows:

	Outstanding options				Exercisable options

			Weighted			Weighted
		Weighted average	average	Aggregate		average	Aggregate
Exercise	Number of	remaining	exercise	intrinsic	Number of	exercise	intrinsic
prices	options	contractual life	price	value	options	price	value
$		(years)	$	$		$	$

0.31	25,000	1.25	0.31		25,000	0.31
0.37	75,000	2.67	0.37		75,000	0.37
0.45 - 0.47	175,000	1.42	0.46		175,000	0.46
0.51	40,000	4.50	0.51		0	0.00
0.52 - 0.54	270,000	3.89	0.54		147,500	0.54
0.55	50,000	2.67	0.55		12,500	0.55
0.60	55,000	5.00	0.60		0	0.00
0.61	125,000	1.51	0.61		125,000	0.61
0.62	50,000	3.00	0.62		0	0.00
0.85	200,588	0.63	0.85		200,588	0.85
	1,065,588	2.60	0.58	114,050	760,588	0.59	86,725

Stock-based compensation expense recognized in 2012 in regards to the stock options was $59 thousand (2011 - $51 thousand). As of December 31, 2012, total unrecognized compensation expense related to unvested stock options was $72 thousand (2011 - $92 thousand), of which $17 thousand (2011 $Nil) relates to options granted to consultants. The amount of $72 thousand will be recognized as an expense over a period of two years. A change in control of the Company due to acquisition would cause the vesting of the stock options granted to employees and directors to accelerate and would result in $55 thousand being charged to stock based compensation expense.

Warrants

On June 21, 2011 the Company issued approximately 4.8 million stock purchase warrants exercisable into approximately 2.4 million common shares at $0.74 per share which expire on June 21, 2014. The stock purchase warrants were issued in connection with the June 21, 2011 private placements described in note 9. The stock purchase warrants were valued at $817 thousand based on their relative fair value, as determined by the Black-Scholes valuation model using the assumptions below:

Expected volatility	117%
Expected life	3 years
Risk-free interest rate	0.69%
Dividend yield	nil

On June 21, 2011 the Company issued approximately 0.3 million agents’ stock purchase warrants exercisable into approximately 0.3 million common shares at $0.74 per share which expire on June 21, 2014. The stock purchase warrants were issued in connection with the June 21, 2011 private placements described in note 9. The stock purchase warrants were valued at $153 thousand based on their relative fair value, as determined by the Black-Scholes valuation model using the assumptions below:

Expected volatility	117%
Expected life	3 years
Risk-free interest rate	0.69%
Dividend yield	nil

During the year ended December 31, 2012 a total of 219,313 (2011 - 299,406) agents’ warrants were exercised for 219,313 (2011 - 299,406) common shares having a par value of $0 thousand in aggregate, for cash consideration of approximately $104 thousand (2011 - $142 thousand), resulting in an increase in additional paid-in capital of approximately $104 thousand (2011 - $142 thousand).

Also in the year ended December 31, 2012 a total of 1,205,668 warrants were exercised, of which 491,382 warrants were exercised for 491,382 common shares having a par value of $0 thousand in aggregate, for cash consideration of approximately $233 thousand, resulting in an increase in additional paid-in capital of approximately $233 thousand, and a total of 714,286 warrants were exercised for 234,698 common shares in cashless exercises, resulting in an increase in additional paid-in capital of $Nil.

In the year ended December 31, 2011 a total of 4,366,904 warrants were exercised, of which 2,902,618 warrants were exercised for 2,902,618 common shares having a par value of $0 thousand in aggregate, for cash consideration of approximately $1,458 thousand, resulting in an increase in additional paid-in capital of approximately $1,458 thousand, and a total of 1,464,286 warrants were exercised for 515,391 common shares in cashless exercises, resulting in an increase in additional paid-in capital of $Nil.

Information with respect to warrant activity for 2011 and 2012 is as follows:

	Number of	Weighted average
	warrants	exercise price
	(All Exercisable)	$

Outstanding – January 1, 2011	21,291,223	0.66

Attached to private placements	2,748,165	0.74
Agents’ warrants exercised	(299,406)	(0.47)
Exercised	(4,366,904)	(0.51)

Outstanding - December 31, 2011	19,373,078	0.71

Agents’ warrants exercised	(219,313)	(0.47)
Exercised	(1,205,668)	(0.48)
Expired	(11,843,932)	(0.80)

Outstanding - December 31, 2012	6,104,165	0.59

Income Tax	12 Months Ended
Dec. 31, 2012
Income Tax [Text Block]
11.	Income Taxes

Income taxes reported differ from the amount computed by applying the statutory rates to losses. The reasons are as follows:

	2012	2011
Statutory income taxes	$(605)	$(694)
Net operating losses for which no tax benefits have been recorded	368	514
Excess of depreciation over capital cost allowance	3	(2)
Non-deductible expenses	18	4
Undeducted research and development expenses	273	231
Tax deductible portion of transaction costs	-	-
Investment tax credit	(57)	(53)
Modification of warrants terms	-	-

	$-	$-

The major components of the deferred tax assets classified by the source of temporary differences are as follows:

	2012	2011

Leasehold Improvements and equipment	$13	$14
Net operating losses carryforward	2,278	2,140
Undeducted research and development expenses	1,301	1,141
Non-refundable tax credits carryforward	914	807

	4,506	4,102

Valuation allowance	(4,506)	(4,102)

	$-	$-

The valuation allowance at December 31, 2011 was $4,102 thousand. The net change in the valuation allowance during the period ended December 31, 2012, was an increase of $404 thousand. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based on consideration of these items, management has determined that enough uncertainty exists relative to the realization of the deferred income tax asset balances to warrant the application of a full valuation allowance as of December 31, 2012.

There were Canadian and provincial net operating losses of approximately $8,390 thousand (2011 - $7,608 thousand) and $8,566 thousand (2011 - $7,437 thousand) respectively, that may be applied against earnings of future years. Utilization of the net operating losses is subject to significant limitations imposed by the change in control provisions. Canadian and provincial losses will be expiring between 2027 and 2032. A portion of the net operating losses may expire before they can be utilized.

As at December 31, 2012, the Company had non-refundable tax credits of $914 thousand (2011 - $803 thousand) of which $24 thousand is expiring in 2017, $213 thousand is expiring in 2018, $193 thousand is expiring in 2019, $186 thousand is expiring in 2020, $187 thousand is expiring in 2021 and $111 thousand is expiring in 2022 and undeducted research and development expenses of $4,464 thousand (2011 - $3,656 thousand) with no expiration date.

The deferred tax benefit of these items was not recognized in the accounts as it has been fully provided for.

Unrecognized Tax Benefits

The Company does not expect its unrecognized tax benefits to change significantly over the next twelve months.

Tax Years and Examination

The Company files tax returns in each jurisdiction in which it is registered to do business. For each jurisdiction a statute of limitations period exists. After a statute of limitations period expires, the respective tax authorities may no longer assess additional income tax for the expired period. Similarly, the Company is no longer eligible to file claims for refund for any tax that it may have overpaid. The following table summarizes the Company’s major tax jurisdictions and the tax years that remain subject to examination by these jurisdictions as of December 31, 2012:

Tax Jurisdictions	Tax Years
Federal - Canada	2010 and onward
Provincial - Quebec	2010 and onward

Statement of Cash Flows Information	12 Months Ended
Dec. 31, 2012
Statement of Cash Flows Information [Text Block]
12.	Statement of Cash Flows Information
In US$ thousands	2012	2011

Additional Cash Flow Information:

Interest paid	$3	$3

Related Party Transactions	12 Months Ended	24 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Related Party Transactions [Text Block]
13.	Related Party Transactions

Included in management salaries are $6 thousand (2011 - $4 thousand) for options granted to the Chief Financial Officer and $6 thousand (2011 - $4 thousand) for options granted to the Chief Executive Officer under the 2006 Stock Option Plan and $23 thousand (2011 - $10 thousand) for options granted to non-employee directors.

Included in general and administrative expenses are director fees of $114 thousand (2011 - $87 thousand) for attendance at board meetings and audit committee meetings.

A short term loan of $85 thousand bearing interest at 1% per annum was provided to an employee, who is also an officer of the Company, on November 9, 2011. The loan amount, together with interest accrued, was repaid to the Company on February 28, 2012.

In the year ended December 31, 2012 the amount included in accounts payable and accrued liabilities payable to shareholders, who are also officers of the Company, is $Nil (2011 - $1 thousand).

The above related party transactions have been measured at the exchange amount which is the amount of the consideration established and agreed upon by the related parties.

8.	Related Party Transactions

Included in management salaries for the six months ended June 30, 2013 are $5 thousand (2012 - $3 thousand) for options granted to the Chief Executive Officer, $10 thousand (2012 - $Nil) for options granted to the Chief Operating Officer and $9 thousand (2012 - $3 thousand) for options granted to the Chief Financial Officer under the 2006 Stock Option Plan and $6 thousand (2012 - $13 thousand) for options granted to non-employee directors.

Also included in management salaries are director fees of $44 thousand (2012 - $55 thousand) for attendance to board meetings and audit committee meetings and $66 thousand (2012 - $Nil) for fees paid to a director under a management consultancy agreement.

The above related party transactions have been measured at the exchange amount which is the amount of the consideration established and agreed to by the related parties.

Basic and Diluted Loss Per Common Share	12 Months Ended	24 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Basic and Diluted Loss Per Common Share [Text Block]
14.	Basic and Diluted Loss Per Common Share

Basic and diluted loss per common share is calculated based on the weighted average number of shares outstanding during the period. The warrants and stock options have been excluded from the calculation of diluted loss per share since they are anti-dilutive.

9.	Basic and Diluted Loss Per Common Share

Basic and diluted loss per common share is calculated based on the weighted average number of shares outstanding during the period. The warrants, share-based compensation and convertible notes have been excluded from the calculation of diluted loss per share since they are anti-dilutive.

Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events [Text Block]
10.	Subsequent Events

Subsequent to the end of the quarter, 1,161,000 warrants were exercised for 1,161,000 common shares having a par value of $0 thousand for cash consideration of approximately $550 thousand, resulting in an increase in additional paid-in capital of approximately $550 thousand.

15.	Subsequent Events

Subsequent top the year ended December 31, 2012, 362,500 warrants were exercised for 362,500 common shares having a par value of $0 thousand for cash consideration of approximately $172 thousand, resulting in an increase in additional paid-in capital of approximately $172 thousand.

Comparative Figures	6 Months Ended
Jun. 30, 2013
Comparative Figures [Text Block]
11.	Comparative Figures

Certain reclassifications of June 30, 2012 amounts have been made to facilitate comparison with the current period.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Recent Accounting Pronouncements [Policy Text Block]

Recent Accounting Pronouncements

In December 2011, the FASB issued Update No. 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities”. The objective of this Update is to provide enhanced disclosures that will enable users of its financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position. This includes the effect or potential effect of rights of setoff associated with an entity’s recognized assets and recognized liabilities within the scope of this Update. The amendments require enhanced disclosures by requiring improved information about financial instruments and derivative instruments that are either (1) offset in accordance with either Section 210-20-45 or Section 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either Section 210-20-45 or Section 815-10-45. ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Retrospective disclosure is required for all comparative periods presented. The Company is currently evaluating the impact of this Statement on its consolidated financial statements.

Revenue Recognition [Policy Text Block]
Revenue Recognition

The Company recognizes revenue from research and development contracts as the contracted services are performed or when milestones are achieved, in accordance with the terms of the specific agreements and when collection of the payment is reasonably assured. In addition, the performance criteria for the achievement of milestones are met if substantive effort was required to achieve the milestone and the amount of the milestone payment appears reasonably commensurate with the effort expended. Amounts received in advance of the recognition criteria being met, if any, are included in deferred income.

IntelGenx has license agreements that specify that certain royalties are earned by the Company on sales of licensed products in the licensed territories. Licensees usually report sales and royalty information in the 45 days after the end of the quarter in which the activity takes place and typically do not provide forward estimates or current-quarter information. Because the Company is not able to reasonably estimate the amount of royalties earned during the period in which these licensees actually ship products, royalty revenue is not recognized until the royalties are reported to the Company and the collection of these royalties is reasonably assured.

In August 2010 the Company entered into a joint development and commercialization agreement with RedHill Biopharma (“RedHill”), an Israeli company, for an anti-migraine product based upon the Company’s VersaFilm™ technology. In accordance with the terms of the agreement, RedHill made up-front and milestone payments in the aggregate amount of $600 thousand, of which $100 thousand was received by the Company in 2012 upon production of pivotal batches. RedHill is required to make additional milestone payments of up to $700,000 as follows:

$200 thousand upon the filing of an NDA and acceptance of the filing by the U.S. Food and Drug Administration; and

$500 thousand upon receipt of U.S. Food and Drug Administration marketing approval for the product.

Product Sales [Policy Text Block]
Product Sales:

The Company launched Forfivo XL™ in the USA in October 2012 under a licensing partnership with Edgemont Pharmaceuticals LLP (“Edgemont”). Under the terms of the agreement with Edgemont, the commercial launch of Forfivo XL™ triggered launch-related milestone payments for IntelGenx of up to $4.0 million, of which $1 million was invoiced by the Company to Edgemont and recognized as revenue in the fourth quarter of 2012 and the cash received in February 2013. Additional milestones of up to a further $23.5 million are payable upon achieving certain sales and exclusivity targets and the Company expects to commence receiving royalties from sales of the product in the first quarter of 2013.

Upon entering into the licensing agreement, Edgemont paid the Company an upfront fee of $1 million, which the Company recognized as deferred license revenue. The deferred license revenue will be amortized in income over the period where sales of Forfivo XL™ are expected to be exclusive. As a result of this policy, the Company has a deferred revenue balance of $923 thousand at December 31, 2012 that has not been recognized as revenue.

Use of Estimates [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The financial statements include estimates based on currently available information and management's judgment as to the outcome of future conditions and circumstances. Significant estimates in these financial statements include the useful lives and impairment of long-lived assets, stock-based compensation costs, the investment tax credits receivable, the determination of the fair value of warrants issued as part of fundraising activities, and the resulting impact on the allocation of the proceeds between the common shares and the warrants.

Changes in the status of certain facts or circumstances could result in material changes to the estimates used in the preparation of the financial statements and actual results could differ from the estimates and assumptions.

Financial Instruments [Policy Text Block]
Financial Instruments

The Company estimates the fair value of its financial instruments based on current interest rates, market value and pricing of financial instruments with comparable terms. Unless otherwise indicated, the carrying value of these financial instruments approximates their fair value.

Cash and Cash Equivalents [Policy Text Block]
Cash and Cash Equivalents

Cash and cash equivalents is comprised of cash on hand and term deposits with original maturity dates of less than three months that are stated at cost, which approximates fair value.

Accounts Receivable [Policy Text Block]
Accounts Receivable

The Company accounts for trade receivables at original invoice amount less an estimate made for doubtful receivables based on a review of all outstanding amounts on a quarterly basis. Management determines the allowance for doubtful accounts by regularly evaluating individual customer receivables and considering a customer's financial condition, credit history and current economic conditions. The Company writes off trade receivables when they are deemed uncollectible. In the first quarter of 2011, the Company wrote-off a receivable in the amount of $53 thousand that was owed to the Company by Circ Pharma Limited, Ireland, which was deemed to be no longer collectible. The Company records recoveries of trade receivables previously written-off when they receive them. Management has determined that no allowance for doubtful accounts is necessary in order to adequately cover exposure to loss in its December 31, 2012 accounts receivable (2011 - $Nil). The accounts receivable balance of $1,282 thousand as at December 31, 2012 includes $1 million from Edgemont that was received by IntelGenx in February 2013.

Investment Tax Credits [Policy Text Block]
Investment Tax Credits

Investment tax credits relating to qualifying expenditures are recognized in the accounts at the time at which the related expenditures are incurred and there is reasonable assurance of their realization. Management has made estimates and assumptions in determining the expenditures eligible for investment tax credits claimed.

Leasehold Improvements and Equipment [Policy Text Block]
Leasehold Improvements and Equipment

Leasehold Improvements and equipment are recorded at cost. Provisions for depreciation are based on their estimated useful lives using the methods as follows:

On the declining balance method -

Laboratory and office equipment	20%
Computer equipment	30%

On the straight-line method -

Leasehold improvements	over the lease term
Manufacturing equipment	5 – 10 years

Upon retirement or disposal, the cost of the asset disposed of and the related accumulated depreciation are removed from the accounts and any gain or loss is reflected in income. Expenditures for repair and maintenance are expensed as incurred.

Intangible Assets [Policy Text Block]

Intangible Assets

Payments made to third parties subsequent to regulatory approval are capitalized and amortized over the remaining useful life of the related product. Amounts capitalized for such payments are included in other intangibles, net of accumulated amortization.

Impairment of Long-lived Assets [Policy Text Block]

Impairment of Long-lived Assets

Long-lived assets held and used by the Company are reviewed for possible impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the estimated undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds the fair value thereof.

Foreign Currency Translation [Policy Text Block]
Foreign Currency Translation

The Company's reporting currency is the U.S. dollar. The Canadian dollar is the functional currency of the Company's Canadian operations, which is translated to the United States dollar using the current rate method. Under this method, accounts are translated as follows:

Assets and liabilities - at exchange rates in effect at the balance sheet date;

Revenue and expenses - at average exchange rates prevailing during the year;

Equity - at historical rates.

Gains and losses arising from foreign currency translation are included in other comprehensive income.

Income Taxes [Policy Text Block]

Income Taxes

The Company accounts for income taxes in accordance with FASB ASC 740 "Income Taxes". Deferred taxes are provided on the liability method whereby deferred tax assets are recognized for deductible temporary differences, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Unrecognized Tax Benefits [Policy Text Block]

Unrecognized Tax Benefits

The Company accounts for unrecognized tax benefits in accordance with FASB ASC 740 “Income Taxes”. ASC 740 prescribes a recognition threshold that a tax position is required to meet before being recognized in the financial statements and provides guidance on de-recognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition issues. ASC 740 contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained upon ultimate settlement with a taxing authority, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate settlement.

Additionally, ASC 740 requires the Company to accrue interest and related penalties, if applicable, on all tax positions for which reserves have been established consistent with jurisdictional tax laws. The Company elected to classify interest and penalties related to the unrecognized tax benefits in the income tax provision.

Share-Based Payments [Policy Text Block]
Share-Based Payments

The Company accounts for share-based payments to employees in accordance with the provisions of FASB ASC 718 "Compensation—Stock Compensation" and accordingly recognizes in its financial statements share-based payments at their fair value. In addition, the Company will recognize in the financial statements an expense based on the grant date fair value of stock options granted to employees. The expense will be recognized on a straight-line basis over the vesting period and the offsetting credit will be recorded in additional paid-in capital. Upon exercise of options, the consideration paid together with the amount previously recorded as additional paid-in capital will be recognized as capital stock. The Company estimates its forfeiture rate in order to determine its compensation expense arising from stock-based awards. The Company uses the Black-Scholes option pricing model to determine the fair value of the options.

The Company measures compensation expense for its non-employee stock-based compensation under ASC 505-50, “Accounting for Equity Instruments that are Issued to Other Than Employees for Acquiring, or in Conjunction with Selling, Goods or Services". The fair value of the option issued is used to measure the transaction, as this is more reliable than the fair value of the services received. The fair value is measured at the value of the Company’s common stock on the date that the commitment for performance by the counterparty has been reached or the counterparty’s performance is complete. The fair value of the equity instrument is charged directly to compensation expense and additional paid-in capital. For common stock issuances to non-employees that are fully vested and are for future periods, the Company classifies these issuances as prepaid expenses and expenses the prepaid expenses over the service period. At no time has the Company issued common stock for a period that exceeds one year.

Loss Per Share [Policy Text Block]
Loss Per Share

Basic loss per share is calculated based on the weighted average number of shares outstanding during the year. Any antidilutive instruments are excluded from the calculation of diluted loss per share.

Fair Value Measurements [Policy Text Block]
Fair Value Measurements

ASC 820 applies to all assets and liabilities that are being measured and reported on a fair value basis. ASC 820 requires new disclosure that establishes a framework for measuring fair value in US GAAP, and expands disclosure about fair value measurements. This statement enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:

Level 1:	Quoted market prices in active markets for identical assets or liabilities.
Level 2:	Observable market based inputs or unobservable inputs that are corroborated by market data.
Level 3:	Unobservable inputs that are not corroborated by market data.

In determining the appropriate levels, the Company performs a detailed analysis of the assets and liabilities that are subject to ASC 820. At each reporting period, all assets and liabilities for which the fair value measurement is based on significant unobservable inputs are classified as Level 3. There are no assets or liabilities measured at fair value as at December 31, 2012.

Fair Value of Financial Instruments [Policy Text Block]

Fair Value of Financial Instruments

The fair value represents management’s best estimates based on a range of methodologies and assumptions. The carrying value of receivables and payables arising in the ordinary course of business and the investment tax credits receivable approximate fair value because of the relatively short period of time between their origination and expected realization.

Leasehold Improvements and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Leasehold Improvements and Equipment [Table Text Block]
			2012	2011
In US$ thousands		Accumulated	Net Carrying	Net Carrying
	Cost	Depreciation	Amount	Amount

Manufacturing equipment	$225	$0	$225	$0
Laboratory and office equipment	418	265	153	138
Computer equipment	43	34	9	11
Leasehold improvements	63	63	0	0

	$749	$362	$387	$149

Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of future minimum payments under operating leases [Table Text Block]
2013	15
2014	0
Total	$15

Capital Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Schedule of Stock by Class [Table Text Block]
	June 30,	December 31,
	2013	2012
Authorized - 100,000,000 common shares of $0.00001 par value 20,000,000 preferred shares of $0.00001 par value
Issued - 51,549,421 (December 31, 2012 - 49,890,421) common shares	$515	$499

	2012	2011
Authorized -
100,000,000 common shares of $0.00001 par value
20,000,000 preferred shares of $0.00001 par value
Issued -
49,890,421 (December 31, 2011 - 48,895,028) common shares	$499	$489

Additional Paid-In Capital (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Schedule of Stock Options Valuation - May 12, 2011 [Table Text Block]
Expected volatility	115%
Expected life	3.1 years
Risk-free interest rate	0.96%
Dividend yield	nil

Schedule of Stock Options Valuation - November 29, 2011 [Table Text Block]
Expected volatility	101%
Expected life	3.1 years
Risk-free interest rate	0.40%
Dividend yield	nil

Schedule of Stock Options Valuation - June 13, 2012 [Table Text Block]
Expected volatility	83%
Expected life	3.1 years
Risk-free interest rate	0.40%
Dividend yield	nil

Schedule of Stock Options Valuation - August 8, 2012 [Table Text Block]
Expected volatility	81%
Expected life	1.8 years
Risk-free interest rate	0.38%
Dividend yield	nil

Schedule of Stock Options Valuation - December 4, 2012 [Table Text Block]
Expected volatility	78%
Expected life	3.1 years
Risk-free interest rate	0.34%
Dividend yield	nil

Schedule of Stock Options Valuation - December 12, 2012 [Table Text Block]
Expected volatility	70%
Expected life	1.8 years
Risk-free interest rate	0.25%
Dividend yield	nil

Schedule of Stock Option Activity [Table Text Block]
		Weighted average
	Number of options	exercise price
		$

Outstanding – January 1, 2011	1,698,088	0.53

Granted	290,000	0.54
Forfeited	(150,000)	(0.76)
Expired	(65,000)	(0.59)
Exercised	(775,000)	(0.41)

Outstanding – December 31, 2011	998,088	0.59

Granted	195,000	0.57
Forfeited	(45,000)	(0.49)
Expired	(32,500)	(1.15)
Exercised	(50,000)	(0.55)

Outstanding – December 31, 2012	1,065,588	0.58

Schedule of Share-based Compensation, Stock Options, and Warrants or Rights Activity [Table Text Block]
	Outstanding options				Exercisable options

			Weighted			Weighted
		Weighted average	average	Aggregate		average	Aggregate
Exercise	Number of	remaining	exercise	intrinsic	Number of	exercise	intrinsic
prices	options	contractual life	price	value	options	price	value
$		(years)	$	$		$	$

0.31	25,000	1.25	0.31		25,000	0.31
0.37	75,000	2.67	0.37		75,000	0.37
0.45 - 0.47	175,000	1.42	0.46		175,000	0.46
0.51	40,000	4.50	0.51		0	0.00
0.52 - 0.54	270,000	3.89	0.54		147,500	0.54
0.55	50,000	2.67	0.55		12,500	0.55
0.60	55,000	5.00	0.60		0	0.00
0.61	125,000	1.51	0.61		125,000	0.61
0.62	50,000	3.00	0.62		0	0.00
0.85	200,588	0.63	0.85		200,588	0.85
	1,065,588	2.60	0.58	114,050	760,588	0.59	86,725

Schedule of Warrants Valuation - June 21, 2011 [Table Text Block]
Expected volatility	117%
Expected life	3 years
Risk-free interest rate	0.69%
Dividend yield	nil

Schedule of Warrants Valuation - June 21, 2011 [Table Text Block]
Expected volatility	117%
Expected life	3 years
Risk-free interest rate	0.69%
Dividend yield	nil

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
	Number of	Weighted average
	warrants	exercise price
	(All Exercisable)	$

Outstanding – January 1, 2011	21,291,223	0.66

Attached to private placements	2,748,165	0.74
Agents’ warrants exercised	(299,406)	(0.47)
Exercised	(4,366,904)	(0.51)

Outstanding - December 31, 2011	19,373,078	0.71

Agents’ warrants exercised	(219,313)	(0.47)
Exercised	(1,205,668)	(0.48)
Expired	(11,843,932)	(0.80)

Outstanding - December 31, 2012	6,104,165	0.59

Schedule of 480,000 Stock Options Valuation - April 24, 2013 [Table Text Block]
Expected volatility	78%
Expected life	3.83 years
Risk-free interest rate	0.34%
Dividend yield	nil

Schedule of 200,000 Stock Options Valuation - April 24, 2013 [Table Text Block]
Expected volatility	77%
Expected life	3.13 years
Risk-free interest rate	0.34%
Dividend yield	nil

Income Tax (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2012	2011
Statutory income taxes	$(605)	$(694)
Net operating losses for which no tax benefits have been recorded	368	514
Excess of depreciation over capital cost allowance	3	(2)
Non-deductible expenses	18	4
Undeducted research and development expenses	273	231
Tax deductible portion of transaction costs	-	-
Investment tax credit	(57)	(53)
Modification of warrants terms	-	-

	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011

Leasehold Improvements and equipment	$13	$14
Net operating losses carryforward	2,278	2,140
Undeducted research and development expenses	1,301	1,141
Non-refundable tax credits carryforward	914	807

	4,506	4,102

Valuation allowance	(4,506)	(4,102)

	$-	$-

Statement of Cash Flows Information (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
In US$ thousands	2012	2011

Additional Cash Flow Information:

Interest paid	$3	$3

Nature of Business (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Nature Of Business 1	9
Nature Of Business 2	6
Nature Of Business 3	2

Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012 Y D
Significant Accounting Policies 1	45
Significant Accounting Policies 2	$ 600,000
Significant Accounting Policies 3	100,000
Significant Accounting Policies 4	700,000
Significant Accounting Policies 5	200,000
Significant Accounting Policies 6	500,000
Significant Accounting Policies 7	4,000,000
Significant Accounting Policies 8	1,000,000
Significant Accounting Policies 9	23,500,000
Significant Accounting Policies 10	1,000,000
Significant Accounting Policies 11	923,000
Significant Accounting Policies 12	53,000
Significant Accounting Policies 13	0
Significant Accounting Policies 14	1,282,000
Significant Accounting Policies 15	$ 1,000,000
Significant Accounting Policies 16	20.00%
Significant Accounting Policies 17	30.00%
Significant Accounting Policies 18	5
Significant Accounting Policies 19	10
Significant Accounting Policies 20	50.00%
Significant Accounting Policies 21	2,011
Significant Accounting Policies 22	5

Intangible Assets (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013 M	Dec. 31, 2012 M
Intangible Assets 1	$ 97
Intangible Assets 2	116
Intangible Assets 3	100.00%
Intangible Assets 4	39
Intangible Assets 1		116
Intangible Assets 2		$ 125
Intangible Assets 3		100.00%
Intangible Assets 4		39

Deferred License Revenue (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013 M	Dec. 31, 2012 M
Deferred License Revenue 1	$ 1,000,000
Deferred License Revenue 2	39
Deferred License Revenue 3	769,000
Deferred License Revenue 1		1,000,000
Deferred License Revenue 2		39
Deferred License Revenue 3		$ 923,000

Commitments (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($) Y	Dec. 31, 2012 CAD
Commitments 1	3,500	3,500
Commitments 2	28,600	28,600
Commitments 3	10	10
Commitments 4	$ 4
Commitments 5		5
Commitments 6	5
Commitments 7	2
Commitments 8		2
Commitments 9	$ 2
Commitments 10	10.00%	10.00%

Capital Stock (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2012 M
Capital Stock 1	4,800,000
Capital Stock 2	2,400,000
Capital Stock 3	$ 3,200,000
Capital Stock 4	0.74
Capital Stock 5	36
Capital Stock 6	2,024,000
Capital Stock 7	2,582,536
Capital Stock 8	1,291,268
Capital Stock 9	1,700,000
Capital Stock 10	2,238,806
Capital Stock 11	1,119,403
Capital Stock 12	1,500,000
Capital Stock 13	121,000
Capital Stock 14	7.00%
Capital Stock 15	28,000
Capital Stock 16	180,778
Capital Stock 17	7.00%
Capital Stock 18	105,000
Capital Stock 19	7.00%
Capital Stock 20	156,716
Capital Stock 21	7.00%
Capital Stock 22	0.74
Capital Stock 23	36
Capital Stock 24	114,000
Capital Stock 25	50,000
Capital Stock 26	775,000
Capital Stock 27	50,000
Capital Stock 28	775,000
Capital Stock 29	0
Capital Stock 30	0
Capital Stock 31	28,000
Capital Stock 32	318,000
Capital Stock 33	28,000
Capital Stock 34	318,000
Capital Stock 35	219,313
Capital Stock 36	299,406
Capital Stock 37	219,313
Capital Stock 38	299,406
Capital Stock 39	0
Capital Stock 40	104,000
Capital Stock 41	142,000
Capital Stock 42	104,000
Capital Stock 43	142,000
Capital Stock 44	1,205,668
Capital Stock 45	491,382
Capital Stock 46	491,382
Capital Stock 47	0
Capital Stock 48	233,000
Capital Stock 49	233,000
Capital Stock 50	714,286
Capital Stock 51	234,698
Capital Stock 52	0
Capital Stock 53	4,366,904
Capital Stock 54	2,902,618
Capital Stock 55	2,902,618
Capital Stock 56	0
Capital Stock 57	1,458,000
Capital Stock 58	1,458,000
Capital Stock 59	1,464,286
Capital Stock 60	515,391
Capital Stock 61	$ 0

Additional Paid-In Capital (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013 Y	Dec. 31, 2012 Y M
Additional Paid-in Capital 1	480,000
Additional Paid-in Capital 2	$ 0.65
Additional Paid-in Capital 3	$ 157,000
Additional Paid-in Capital 4	200,000
Additional Paid-in Capital 5	$ 0.65
Additional Paid-in Capital 6	2
Additional Paid-in Capital 7	25.00%
Additional Paid-in Capital 8	59,000
Additional Paid-in Capital 9	75,000
Additional Paid-in Capital 10	0
Additional Paid-in Capital 11	75,000
Additional Paid-in Capital 12	0
Additional Paid-in Capital 13	0
Additional Paid-in Capital 14	31,000
Additional Paid-in Capital 15	0
Additional Paid-in Capital 16	31,000
Additional Paid-in Capital 17	0
Additional Paid-in Capital 18	48,000
Additional Paid-in Capital 19	29,000
Additional Paid-in Capital 20	37,000
Additional Paid-in Capital 21	28,000
Additional Paid-in Capital 22	11,000
Additional Paid-in Capital 23	0
Additional Paid-in Capital 24	1,000
Additional Paid-in Capital 25	229,000
Additional Paid-in Capital 26	65,000
Additional Paid-in Capital 27	1,584,000
Additional Paid-in Capital 28	1,207,818
Additional Paid-in Capital 29	1,584,000
Additional Paid-in Capital 30	728,230
Additional Paid-in Capital 31	0
Additional Paid-in Capital 32	751,000
Additional Paid-in Capital 33	234,000
Additional Paid-in Capital 34	750,000
Additional Paid-in Capital 35	234,000
Additional Paid-in Capital 1		1,600,749
Additional Paid-in Capital 2		100.00%
Additional Paid-in Capital 3		10
Additional Paid-in Capital 4		24
Additional Paid-in Capital 5		100.00%
Additional Paid-in Capital 6		1,600,749
Additional Paid-in Capital 7		2,074,000
Additional Paid-in Capital 8		10.00%
Additional Paid-in Capital 9		10
Additional Paid-in Capital 10		5
Additional Paid-in Capital 11		2,074,000
Additional Paid-in Capital 12		3,308,127
Additional Paid-in Capital 13		10.00%
Additional Paid-in Capital 14		50,000
Additional Paid-in Capital 15		$ 0.52
Additional Paid-in Capital 16		2
Additional Paid-in Capital 17		25.00%
Additional Paid-in Capital 18		16,000
Additional Paid-in Capital 19		115,000
Additional Paid-in Capital 20		40,000
Additional Paid-in Capital 21		50,000
Additional Paid-in Capital 22		35,000
Additional Paid-in Capital 23		$ 0.54
Additional Paid-in Capital 24		2
Additional Paid-in Capital 25		25.00%
Additional Paid-in Capital 26		74,000
Additional Paid-in Capital 27		40,000
Additional Paid-in Capital 28		$ 0.51
Additional Paid-in Capital 29		2
Additional Paid-in Capital 30		25.00%
Additional Paid-in Capital 31		10,000
Additional Paid-in Capital 32		50,000
Additional Paid-in Capital 33		$ 0.55
Additional Paid-in Capital 34		1
Additional Paid-in Capital 35		25.00%
Additional Paid-in Capital 36		12,000
Additional Paid-in Capital 37		30,000
Additional Paid-in Capital 38		25,000
Additional Paid-in Capital 39		$ 0.6
Additional Paid-in Capital 40		2
Additional Paid-in Capital 41		25.00%
Additional Paid-in Capital 42		15,000
Additional Paid-in Capital 43		50,000
Additional Paid-in Capital 44		$ 0.62
Additional Paid-in Capital 45		1
Additional Paid-in Capital 46		25.00%
Additional Paid-in Capital 47		10,000
Additional Paid-in Capital 48		50,000
Additional Paid-in Capital 49		775,000
Additional Paid-in Capital 50		50,000
Additional Paid-in Capital 51		775,000
Additional Paid-in Capital 52		0
Additional Paid-in Capital 53		0
Additional Paid-in Capital 54		28,000
Additional Paid-in Capital 55		318,000
Additional Paid-in Capital 56		28,000
Additional Paid-in Capital 57		318,000
Additional Paid-in Capital 58		4,000
Additional Paid-in Capital 59		59,000
Additional Paid-in Capital 60		51,000
Additional Paid-in Capital 61		72,000
Additional Paid-in Capital 62		92,000
Additional Paid-in Capital 63		17,000
Additional Paid-in Capital 64		0
Additional Paid-in Capital 65		72,000
Additional Paid-in Capital 66		55,000
Additional Paid-in Capital 67		4,800,000
Additional Paid-in Capital 68		2,400,000
Additional Paid-in Capital 69		$ 0.74
Additional Paid-in Capital 70		817,000
Additional Paid-in Capital 71		300,000
Additional Paid-in Capital 72		300,000
Additional Paid-in Capital 73		$ 0.74
Additional Paid-in Capital 74		153,000
Additional Paid-in Capital 75		219,313
Additional Paid-in Capital 76		299,406
Additional Paid-in Capital 77		219,313
Additional Paid-in Capital 78		299,406
Additional Paid-in Capital 79		0
Additional Paid-in Capital 80		104,000
Additional Paid-in Capital 81		142,000
Additional Paid-in Capital 82		104,000
Additional Paid-in Capital 83		142,000
Additional Paid-in Capital 84		1,205,668
Additional Paid-in Capital 85		491,382
Additional Paid-in Capital 86		491,382
Additional Paid-in Capital 87		0
Additional Paid-in Capital 88		233,000
Additional Paid-in Capital 89		233,000
Additional Paid-in Capital 90		714,286
Additional Paid-in Capital 91		234,698
Additional Paid-in Capital 92		0
Additional Paid-in Capital 93		4,366,904
Additional Paid-in Capital 94		2,902,618
Additional Paid-in Capital 95		2,902,618
Additional Paid-in Capital 96		0
Additional Paid-in Capital 97		1,458,000
Additional Paid-in Capital 98		1,458,000
Additional Paid-in Capital 99		1,464,286
Additional Paid-in Capital 100		515,391
Additional Paid-in Capital 101		$ 0

Income Tax (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Income Tax 1	$ 4,102
Income Tax 2	404
Income Tax 3	8,390
Income Tax 4	7,608
Income Tax 5	8,566
Income Tax 6	7,437
Income Tax 7	914
Income Tax 8	803
Income Tax 9	24
Income Tax 10	213
Income Tax 11	193
Income Tax 12	186
Income Tax 13	187
Income Tax 14	111
Income Tax 15	4,464
Income Tax 16	$ 3,656

Related Party Transactions (Narrative) (Details) (USD $)	12 Months Ended	24 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Related Party Transactions 1		$ 5,000
Related Party Transactions 2		3,000
Related Party Transactions 3		10,000
Related Party Transactions 4		0
Related Party Transactions 5		9,000
Related Party Transactions 6		3,000
Related Party Transactions 7		6,000
Related Party Transactions 8		13,000
Related Party Transactions 9		44,000
Related Party Transactions 10		55,000
Related Party Transactions 11		66,000
Related Party Transactions 12		0
Related Party Transactions 1	6,000
Related Party Transactions 2	4,000
Related Party Transactions 3	6,000
Related Party Transactions 4	4,000
Related Party Transactions 5	23,000
Related Party Transactions 6	10,000
Related Party Transactions 7	114,000
Related Party Transactions 8	87,000
Related Party Transactions 9	85,000
Related Party Transactions 10	1.00%
Related Party Transactions 11	0
Related Party Transactions 12	$ 1,000

Subsequent Events (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events 1	1,161,000
Subsequent Events 2	1,161,000
Subsequent Events 3	$ 0
Subsequent Events 4	550
Subsequent Events 5	550
Subsequent Events 1		362,500
Subsequent Events 2		362,500
Subsequent Events 3		0
Subsequent Events 4		172
Subsequent Events 5		$ 172

Schedule of Leasehold Improvements and Equipment (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 1	$ 225
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 2	0
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 3	225
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 4	0
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 5	418
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 6	265
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 7	153
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 8	138
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 9	43
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 10	34
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 11	9
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 12	11
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 13	63
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 14	63
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 15	0
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 16	0
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 17	749
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 18	362
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 19	387
Leasehold Improvements And Equipment Schedule Of Leasehold Improvements And Equipment 20	$ 149

Schedule of future minimum payments under operating leases (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Commitments Schedule Of Future Minimum Payments Under Operating Leases 1	$ 15
Commitments Schedule Of Future Minimum Payments Under Operating Leases 2	0
Commitments Schedule Of Future Minimum Payments Under Operating Leases 3	$ 15

Schedule of Stock by Class (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Capital Stock Schedule Of Stock By Class 1	100,000,000
Capital Stock Schedule Of Stock By Class 2	$ 0.00001
Capital Stock Schedule Of Stock By Class 3	20,000,000
Capital Stock Schedule Of Stock By Class 4	0.00001
Capital Stock Schedule Of Stock By Class 5	51,549,421
Capital Stock Schedule Of Stock By Class 6	49,890,421
Capital Stock Schedule Of Stock By Class 7	515
Capital Stock Schedule Of Stock By Class 8	499
Capital Stock Schedule Of Stock By Class 1		0
Capital Stock Schedule Of Stock By Class 2		100,000,000
Capital Stock Schedule Of Stock By Class 3		0.00001
Capital Stock Schedule Of Stock By Class 4		20,000,000
Capital Stock Schedule Of Stock By Class 5		0.00001
Capital Stock Schedule Of Stock By Class 6		0
Capital Stock Schedule Of Stock By Class 7		49,890,421
Capital Stock Schedule Of Stock By Class 8		48,895,028
Capital Stock Schedule Of Stock By Class 9		499
Capital Stock Schedule Of Stock By Class 10		$ 489

Schedule of Stock Options Valuation - May 12, 2011 (Details) (USD $)	12 Months Ended
Dec. 31, 2012 Y
Additional Paid-in Capital Schedule Of Stock Options Valuation - May 12, 2011 1	115.00%
Additional Paid-in Capital Schedule Of Stock Options Valuation - May 12, 2011 2	3.1
Additional Paid-in Capital Schedule Of Stock Options Valuation - May 12, 2011 3	0.96%
Additional Paid-in Capital Schedule Of Stock Options Valuation - May 12, 2011 4	$ 0

Schedule of Stock Options Valuation - November 29, 2011 (Details) (USD $)	12 Months Ended
Dec. 31, 2012 Y
Additional Paid-in Capital Schedule Of Stock Options Valuation - November 29, 2011 1	101.00%
Additional Paid-in Capital Schedule Of Stock Options Valuation - November 29, 2011 2	3.1
Additional Paid-in Capital Schedule Of Stock Options Valuation - November 29, 2011 3	0.40%
Additional Paid-in Capital Schedule Of Stock Options Valuation - November 29, 2011 4	$ 0

Schedule of Stock Options Valuation - June 13, 2012 (Details) (USD $)	12 Months Ended
Dec. 31, 2012 Y
Additional Paid-in Capital Schedule Of Stock Options Valuation - June 13, 2012 1	83.00%
Additional Paid-in Capital Schedule Of Stock Options Valuation - June 13, 2012 2	3.1
Additional Paid-in Capital Schedule Of Stock Options Valuation - June 13, 2012 3	0.40%
Additional Paid-in Capital Schedule Of Stock Options Valuation - June 13, 2012 4	$ 0

Schedule of Stock Options Valuation - August 8, 2012 (Details) (USD $)	12 Months Ended
Dec. 31, 2012 Y
Additional Paid-in Capital Schedule Of Stock Options Valuation - August 8, 2012 1	81.00%
Additional Paid-in Capital Schedule Of Stock Options Valuation - August 8, 2012 2	1.8
Additional Paid-in Capital Schedule Of Stock Options Valuation - August 8, 2012 3	0.38%
Additional Paid-in Capital Schedule Of Stock Options Valuation - August 8, 2012 4	$ 0

Schedule of Stock Options Valuation - December 4, 2012 (Details) (USD $)	12 Months Ended
Dec. 31, 2012 Y
Additional Paid-in Capital Schedule Of Stock Options Valuation - December 4, 2012 1	78.00%
Additional Paid-in Capital Schedule Of Stock Options Valuation - December 4, 2012 2	3.1
Additional Paid-in Capital Schedule Of Stock Options Valuation - December 4, 2012 3	0.34%
Additional Paid-in Capital Schedule Of Stock Options Valuation - December 4, 2012 4	$ 0

Schedule of Stock Options Valuation - December 12, 2012 (Details) (USD $)	12 Months Ended
Dec. 31, 2012 Y
Additional Paid-in Capital Schedule Of Stock Options Valuation - December 12, 2012 1	70.00%
Additional Paid-in Capital Schedule Of Stock Options Valuation - December 12, 2012 2	1.8
Additional Paid-in Capital Schedule Of Stock Options Valuation - December 12, 2012 3	0.25%
Additional Paid-in Capital Schedule Of Stock Options Valuation - December 12, 2012 4	$ 0

Schedule of Stock Option Activity (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Additional Paid-in Capital Schedule Of Stock Option Activity 1	$ 1,698,088
Additional Paid-in Capital Schedule Of Stock Option Activity 2	0.53
Additional Paid-in Capital Schedule Of Stock Option Activity 3	290,000
Additional Paid-in Capital Schedule Of Stock Option Activity 4	0.54
Additional Paid-in Capital Schedule Of Stock Option Activity 5	(150,000)
Additional Paid-in Capital Schedule Of Stock Option Activity 6	(0.76)
Additional Paid-in Capital Schedule Of Stock Option Activity 7	(65,000)
Additional Paid-in Capital Schedule Of Stock Option Activity 8	(0.59)
Additional Paid-in Capital Schedule Of Stock Option Activity 9	(775,000)
Additional Paid-in Capital Schedule Of Stock Option Activity 10	(0.41)
Additional Paid-in Capital Schedule Of Stock Option Activity 11	998,088
Additional Paid-in Capital Schedule Of Stock Option Activity 12	0.59
Additional Paid-in Capital Schedule Of Stock Option Activity 13	195,000
Additional Paid-in Capital Schedule Of Stock Option Activity 14	0.57
Additional Paid-in Capital Schedule Of Stock Option Activity 15	(45,000)
Additional Paid-in Capital Schedule Of Stock Option Activity 16	(0.49)
Additional Paid-in Capital Schedule Of Stock Option Activity 17	(32,500)
Additional Paid-in Capital Schedule Of Stock Option Activity 18	(1.15)
Additional Paid-in Capital Schedule Of Stock Option Activity 19	(50,000)
Additional Paid-in Capital Schedule Of Stock Option Activity 20	(0.55)
Additional Paid-in Capital Schedule Of Stock Option Activity 21	$ 1,065,588
Additional Paid-in Capital Schedule Of Stock Option Activity 22	0.58

Schedule of Share-based Compensation, Stock Options, and Warrants or Rights Activity (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 1	0.31
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 2	$ 25,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 3	1.25
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 4	0.31
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 5	25,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 6	0.31
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 7	0.37
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 8	75,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 9	2.67
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 10	0.37
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 11	75,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 12	0.37
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 13	0.45
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 14	0.47
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 15	175,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 16	1.42
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 17	0.46
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 18	175,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 19	0.46
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 20	0.51
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 21	40,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 22	4.5
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 23	0.51
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 24	0
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 25	0
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 26	0.52
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 27	0.54
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 28	270,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 29	3.89
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 30	0.54
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 31	147,500
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 32	0.54
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 33	0.55
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 34	50,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 35	2.67
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 36	0.55
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 37	12,500
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 38	0.55
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 39	0.6
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 40	55,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 41	5
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 42	0.6
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 43	0
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 44	0
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 45	0.61
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 46	125,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 47	1.51
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 48	0.61
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 49	125,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 50	0.61
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 51	0.62
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 52	50,000
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 53	3
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 54	0.62
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 55	0
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 56	0
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 57	0.85
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 58	200,588
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 59	0.63
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 60	0.85
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 61	200,588
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 62	0.85
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 63	1,065,588
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 64	2.6
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 65	0.58
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 66	114,050
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 67	760,588
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 68	0.59
Additional Paid-in Capital Schedule Of Share-based Compensation, Stock Options, And Warrants Or Rights Activity 69	$ 86,725

Schedule of Warrants Valuation - June 21, 2011 (Details) (USD $)	12 Months Ended
Dec. 31, 2012 Y
Additional Paid-in Capital Schedule Of Warrants Valuation - June 21, 2011 1	117.00%
Additional Paid-in Capital Schedule Of Warrants Valuation - June 21, 2011 2	3
Additional Paid-in Capital Schedule Of Warrants Valuation - June 21, 2011 3	0.69%
Additional Paid-in Capital Schedule Of Warrants Valuation - June 21, 2011 4	$ 0

Schedule of Warrants Valuation - June 21, 2011 (Details) (USD $)	12 Months Ended
Dec. 31, 2012 Y
Additional Paid-in Capital Schedule Of Warrants Valuation - June 21, 2011 1	117.00%
Additional Paid-in Capital Schedule Of Warrants Valuation - June 21, 2011 2	3
Additional Paid-in Capital Schedule Of Warrants Valuation - June 21, 2011 3	0.69%
Additional Paid-in Capital Schedule Of Warrants Valuation - June 21, 2011 4	$ 0

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	$ 21,291,223
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	0.66
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	2,748,165
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	0.74
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	(299,406)
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	(0.47)
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	(4,366,904)
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	(0.51)
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9	19,373,078
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10	0.71
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11	(219,313)
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12	(0.47)
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13	(1,205,668)
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14	(0.48)
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 15	(11,843,932)
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 16	(0.8)
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 17	$ 6,104,165
Additional Paid-in Capital Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 18	0.59

Schedule of 480,000 Stock Options Valuation - April 24, 2013 (Details) (USD $)	6 Months Ended
Jun. 30, 2013 Y
Additional Paid-in Capital Schedule Of 480,000 Stock Options Valuation - April 24, 2013 1	78.00%
Additional Paid-in Capital Schedule Of 480,000 Stock Options Valuation - April 24, 2013 2	3.83
Additional Paid-in Capital Schedule Of 480,000 Stock Options Valuation - April 24, 2013 3	0.34%
Additional Paid-in Capital Schedule Of 480,000 Stock Options Valuation - April 24, 2013 4	$ 0

Schedule of 200,000 Stock Options Valuation - April 24, 2013 (Details) (USD $)	6 Months Ended
Jun. 30, 2013 Y
Additional Paid-in Capital Schedule Of 200,000 Stock Options Valuation - April 24, 2013 1	77.00%
Additional Paid-in Capital Schedule Of 200,000 Stock Options Valuation - April 24, 2013 2	3.13
Additional Paid-in Capital Schedule Of 200,000 Stock Options Valuation - April 24, 2013 3	0.34%
Additional Paid-in Capital Schedule Of 200,000 Stock Options Valuation - April 24, 2013 4	$ 0

Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 1	$ (605)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 2	(694)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 3	368
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 4	514
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 5	3
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 6	(2)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 7	18
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 8	4
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 9	273
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 10	231
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 11	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 12	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 13	(57)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 14	(53)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 15	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 16	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 17	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 18	$ 0

Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Income Tax Schedule Of Deferred Tax Assets And Liabilities 1	$ 13
Income Tax Schedule Of Deferred Tax Assets And Liabilities 2	14
Income Tax Schedule Of Deferred Tax Assets And Liabilities 3	2,278
Income Tax Schedule Of Deferred Tax Assets And Liabilities 4	2,140
Income Tax Schedule Of Deferred Tax Assets And Liabilities 5	1,301
Income Tax Schedule Of Deferred Tax Assets And Liabilities 6	1,141
Income Tax Schedule Of Deferred Tax Assets And Liabilities 7	914
Income Tax Schedule Of Deferred Tax Assets And Liabilities 8	807
Income Tax Schedule Of Deferred Tax Assets And Liabilities 9	4,506
Income Tax Schedule Of Deferred Tax Assets And Liabilities 10	4,102
Income Tax Schedule Of Deferred Tax Assets And Liabilities 11	(4,506)
Income Tax Schedule Of Deferred Tax Assets And Liabilities 12	(4,102)
Income Tax Schedule Of Deferred Tax Assets And Liabilities 13	0
Income Tax Schedule Of Deferred Tax Assets And Liabilities 14	$ 0

Schedule of Cash Flow, Supplemental Disclosures (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Statement Of Cash Flows Information Schedule Of Cash Flow, Supplemental Disclosures 1	$ 3
Statement Of Cash Flows Information Schedule Of Cash Flow, Supplemental Disclosures 2	$ 3